Net Income from Non-Current Assets and Groups Available for Sale Not Admissible as Discontinued Operations	12 Months Ended
Dec. 31, 2023
Net Income from Non-Current Assets and Groups Available for Sale Not Admissible as Discontinued Operations [Abstract]
NET INCOME FROM NON-CURRENT ASSETS AND GROUPS AVAILABLE FOR SALE NOT ADMISSIBLE AS DISCONTINUED OPERATIONS

NOTE 28 - NET INCOME FROM NON-CURRENT ASSETS AND GROUPS AVAILABLE FOR SALE NOT ADMISSIBLE AS DISCONTINUED OPERATIONS

The detail of net income from assets received in lieu of payment and sale of non-currents assets is as follows:

	For the years ended December 31,
	2023	2022	2021
	MCh$	MCh$	MCh$
Net income from assets received in lieu of payment
Income from assets received in lieu of payment	8,452	4,873	2,786
Other income from assets received in lieu of payment	-	-	455
Provision on assets received in lieu of payment	858	(743)	(192)
Expenses for maintenance of assets received in lieu of payment	(1,437)	(2,017)	(1,425)
Subtotal	7,873	2,113	1,624
Sale of non-current assets
Net income from sale of fixed assets	5,281	6,405	673
Subtotal	5,281	6,405	673

TOTAL	13,154	8,518	2,297